LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS (Details textuals 1)	1 Months Ended
	Jan. 26, 2018 USD ($) $ / shares shares	Jan. 23, 2018 USD ($) shares	Jan. 22, 2018 USD ($)	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Apr. 15, 2016 $ / shares	Apr. 15, 2016 kr / shares	Dec. 31, 2015 shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued				62,298,848	62,298,848			63,836,251
Par value of common shares (in DKK) | (per share)						$ 0.01	kr 15
Common class A shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued				62,298,846	62,298,846			63,836,249
Common class B shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued				1	1			1
Common class C shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued				1	1			1
Entering into significant commitments or contingent liabilities
Disclosure of non-adjusting events after reporting period [line items]
Maximum financing of secured commitment for attractive vessel | $			$ 50,000,000
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from private placement | $		$ 100,000,000
Number of shares issued in Private placement		11,920,000
Nominal value of shares issued | $	$ 742,188.48
Number of shares issued	74,218,846
Major ordinary share transactions | Common class A shares
Disclosure of non-adjusting events after reporting period [line items]
Par value of common shares (in DKK) | $ / shares	$ 0.01
Major ordinary share transactions | Common class B shares
Disclosure of non-adjusting events after reporting period [line items]
Par value of common shares (in DKK) | $ / shares	0.01
Major ordinary share transactions | Common class C shares
Disclosure of non-adjusting events after reporting period [line items]
Par value of common shares (in DKK) | $ / shares	$ 0.01
Classification of assets as held for sale
Disclosure of non-adjusting events after reporting period [line items]
Net profit from sale of vessels | $	$ 600,000